Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 66.0	$ 19.2
NOL carryforwards, subject to expiration	11.5
Unrecognized tax position	2.0
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	268.8
NOL carryforwards, not subject to expiration	251.2
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 215.3